FINANCIAL INSTRUMENTS - Textual information (Details)	12 Months Ended
Dec. 31, 2021 GBP (£)
FINANCIAL INSTRUMENTS
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	£ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, liabilities	£ 0